PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Changes in the fair value of plan assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	R$ (318,629)	R$ (76,619)
Asset acquired on acquisition of company	(668)
Balance at the end of the year	(522,105)	(318,629)
Fair value of plan assets
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	3,371,586	2,707,667
Asset acquired on acquisition of company	323
Benefits paid	(188,137)	(173,750)
Participants contributions paid	220	174
Sponsor contributions paid	2,226	2,058
Interest income on plan assets	354,151	329,776
Return on plan assets excluding interest income	(228,630)	505,661
Balance at the end of the year	3,311,739	3,371,586
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	(54,026)	(46,907)
Asset acquired on acquisition of company	12
Balance at the end of the year	(67,148)	(54,026)
Post-retirement pension plans | Fair value of plan assets
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	2,703,593	2,178,182
Asset acquired on acquisition of company	323
Benefits paid	(160,370)	(149,521)
Participants contributions paid	220	174
Sponsor contributions paid	2,195	2,027
Interest income on plan assets	283,090	264,761
Return on plan assets excluding interest income	(243,372)	407,970
Balance at the end of the year	2,585,679	2,703,593
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	(264,603)	(29,712)
Asset acquired on acquisition of company	(680)
Balance at the end of the year	(454,957)	(264,603)
Post-retirement health plans | Fair value of plan assets
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	667,993	529,485
Benefits paid	(27,767)	(24,229)
Sponsor contributions paid	31	31
Interest income on plan assets	71,061	65,015
Return on plan assets excluding interest income	14,742	97,691
Balance at the end of the year	R$ 726,060	R$ 667,993